Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	₩ 3,257,732	₩ 3,090,077
Other receivables	3,912,557	3,007,995
Trade and other receivables, net	7,170,289	6,098,072
Trade receivables	297,665	395,359
Other receivables	1,106,503	1,095,687
Total	1,404,168	1,491,046
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,596,899	3,439,542
Other receivables	3,990,900	3,092,261
Trade and other receivables, net	7,587,799	6,531,803
Trade receivables	318,429	408,098
Other receivables	1,227,929	1,249,096
Total	1,546,358	1,657,194
Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(330,002)	(342,539)
Other receivables	(76,089)	(82,243)
Trade and other receivables, net	(406,091)	(424,782)
Trade receivables	(1,288)	(1,199)
Other receivables	(107,547)	(136,300)
Total	(108,835)	(137,499)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(9,165)	(6,926)
Other receivables	(2,254)	(2,023)
Trade and other receivables, net	(11,419)	(8,949)
Trade receivables	(19,476)	(11,540)
Other receivables	(13,879)	(17,109)
Total	₩ (33,355)	₩ (28,649)